Form N-CSR
Pursuant to Rule 30b2-1 {17 CFR 270.30b2-1}


1.	Investment Company Act File Number:	811-09189

2.   	Exact name of investment company as specified in
registration statement: Zazove Convertible Securities Fund, Inc.

3.	Address of principal executive office:
	940 Southwood, Suite 200
	Incline Village, NV 89451

4.	Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

5. Registrant's telephone number:  775.832.6250

6. Date of fiscal year end:  December 31

7. Date of reporting period:  January 1, 2004 through
                              December 31, 2004


Item 1:	Report to Stockholders


Zazove Convertible Securities Fund, Inc.
Annual Report
December 31, 2004



ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
TABLE OF CONTENTS
                                                        Page
HISTORICAL RETURNS                                         i
INDEPENDENT AUDITOR'S REPORT                               1
FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities                      2
  Schedule of Investments                                3-5
  Statement of Operations                                  6
  Statements of Changes in Net Assets                      7
  Notes to Financial Statements                         8-12
  Financial Highlights                                    13
PROXY VOTING POLICIES                                     14
FUND EXPENSES                                             15
DIRECTORS AND OFFICERS                                    16


RELATIVE PERFORMANCE
12/31/99 to 12/31/04

[A graph illustrates the relative performance of the Fund verse the S&P 500, Russell 2000 and Lehman Aggregate Bond Index for the one year, three year and five year period ended December 31, 2004. As illustrated in the graph, during this period the Fund's return was +18.68%, +20.70% and +14.29%, respectively, while the return of the S&P 500 stock index was +10.88%, +3.59% and -2.30%, respectively, the return of the Russell
2000 stock index was +18.33%, +11.50% and +6.62%, respectively, and the return of the Lehman Brothers Aggregate Bond Index was +4.35%, +6.21% and +7.72%, respectively.]

Fund returns are presented after all fees and expenses. The returns of the S&P 500 stock index, the Russell 2000 stock index and the Lehman Aggregate Bond Index are presented after the reinvestment of dividends and interest. Past results are not a guarantee of future performance.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Zazove Convertible Securities Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Zazove Convertible Securities Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund's financial highlights for the periods ended prior to December 31, 2002 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 11, 2002.

We conducted our audit in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zazove Convertible Securities Fund, Inc.
as of December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
February 18, 2005


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004


ASSETS

INVESTMENT SECURITIES - At fair value
(cost $45,062,825)                                   $  53,987,874
Other                                                          329
RECEIVABLES:
  Interest                                                 227,331
  Dividends                                                 38,461

     Total assets                                       54,253,995


LIABILITIES

PAYABLES:
  Subscriptions received in advance                          1,942
  Capital shares redeemed                                  919,028
  Due to brokers                                         2,302,478
  Advisor payable                                            1,179
  Margin interest                                              868
  Transfer agency fees                                       4,823
  Custody fees                                                 700
  Professional fees                                         13,550

     Total liabilities                                   3,244,568

NET ASSETS                                           $  51,009,427


ANALYSIS OF NET ASSETS:
  Common stock ($.01 par value; 25,000,000 shares authorized;
    2,481,607 shares issued and outstanding)	     $      24,816
  Paid-in surplus                                       44,230,950
  Accumulated net realized loss on investments
    and securities sold short                           (2,866,727)
  Accumulated undistributed net investment income          695,339
  Net unrealized appreciation on investments             8,925,049
NET ASSETS                                           $  51,009,427

NET ASSET VALUE PER SHARE
 (Based on 2,481,607 shares outstanding)	           $       20.55


See notes to financial statements.



ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2004
                                          Principal/      Market
                                            Shares         Value
INVESTMENT SECURITIES - 106%

CONVERTIBLE PREFERRED STOCK - 37%

AUSTRALIA - 6%
National Australia Bank 7.875%                48,500   $1,840,090
Village Roadshow 6.500%                        1,500       63,000
Village Roadshow (144A) 6.500% (b)            22,500      945,000
     Total Australia                                    2,848,090

UNITED STATES - 31%
AES Trust VII 6.000% Due 05-15-08             50,000    2,458,750
Carriage Services Cap Trust 7.000%
   Due 06-01-29                               39,000    1,560,000
Fannie Mae 5.375%                                 15    1,588,125
Fleetwood Capital Trust 6.000%
   Due 02-15-28                               25,000    1,125,000
Ford Motor Corp. Trust 6.500%
   Due 01-15-32 (d)                           27,000    1,425,330
McLeodUSA Inc. 2.500% Due 04-18-12            59,650      222,495
Metromedia Int'l Group, Inc. 7.250% (d)      156,000    3,198,000
Paxson Communications 9.750% Due 12-31-06         88      471,282
Quadramed Corp (144A) 5.500% (b)              48,000    1,104,000
Titanium Metals Inc. 6.750%                   16,200      899,100
Washington Mutual 5.375% Due 07-01-41         33,000    1,845,195
    Total United States                                15,897,277

Total convertible preferred stock (cost- $14,487,590)  18,745,367

CONVERTIBLE BONDS - 56%

CANADA - 4%
Four Seasons Hotels 1.875% Due 07-30-24(d) 1,500,000    1,935,000

ISRAEL - 1%
Teva Pharm (Series B)                        500,000      510,250
   0.250% Due 02-01-24

SINGAPORE - 1%
APP Finance VI Mauritius                  12,903,000      572,571
   0.000% Due 11-18-12 (a)(c)(d)

UNITED STATES - 50%

Affiliated Managers Group Inc.             1,700,000    2,053,940
   0.000% Due 05-07-21(c)(d)
AON Corporation                              100,000      123,625
   3.500% Due 11-15-12
Computer Associates International, Inc.    1,300,000    1,682,460
   5.000% Due 03-15-07(d)
Disney Walt Company                        1,850,000    2,058,125
   2.125% Due 04-15-23(d)
Eastman Kodak (144A)                       1,450,000    1,817,503
   3.375% Due 10-15-33 (b)(d)
GATX Corp.                                 1,000,000    1,170,580
   7.500% Due 02-01-07(d)
Halliburton                                1,000,000    1,231,450
   3.125% Due 07-15-23
IOS Capital LLC (144A)                     1,000,000    1,026,300
   5.000% Due 05-01-07 (b)
Interpublic Group of Cos. Inc.               800,000    1,048,500
   4.500% Due 03-15-23
Johnson and Johnson                        1,700,000    1,485,375
   0.000% Due 07-28-20 (c)(d)(f)
Legg Mason                                   600,000      511,110
   0.000% Due 06-06-31 (c)(d)
Level Three Communications                 2,000,000    1,245,000
   6.000% Due 09-15-09
Liberty Media (TWX)                        1,800,000    2,170,125
   0.750% Due 03-30-23
Lowe's Companies Inc.                      1,450,000    1,379,312
   0.000% Due 02-16-21 (c)(d)
Quanex (144A)                                500,000      671,875
   2.500% Due 05-15-34(b)
Scottish Annuity & Life Holdings           1,000,000    1,287,900
   4.500% Due 12-01-22
Silicon Valley Bancshares                    500,000      686,875
   0.000% Due 06-15-08(c)
Tower Automotive (144A)                    1,000,000      702,500
   0.000% Due 06-15-08(c)
Universal Health Services                  2,600,000    1,514,500
   0.426% Due 06-23-20
World Airways, Inc.                          924,000    1,840,492
   8.000% Due 12-30-09
        Total United States                            25,707,547

Total convertible bonds (cost - $23,791,306)           28,725,368

CONVERTIBLE BOND UNITS - 10%

AUSTRALIA - 4%
News Corp. 0.750% Due 03-15-23                 2,000    2,018,740

UNITED STATES - 6%
General Motors 6.250% Series C Due 07-15-33   65,000    1,887,600
Hercules Inc. 6.500% Due 06-30-29              1,220    1,074,088

         Total United States                            3,020,268

Total convertible bond units (cost - $4,810,389)        5,039,008


COMMON STOCK - 3%

UNITED STATES - 3%
Ascent Assurance, Inc (c)(d)                  12,359        4,696
COMSYS IT Partners, Inc (c)                   13,672      140,138
COMSYS IT Partners, Inc (c)(f)                68,192      698,968
Hybridon, Inc. (c)                           209,618      100,617
Service Corp International (c)                70,627      526,171
World Airways, Inc. (c)                          250        1,588
      Total Common Stock (cost $1,962,043)              1,472,178


PREFERRED STOCK - (0%, cost $2,953)

GREAT BRITAIN - 0%
PTV Inc. $5.00                                   594        2,691


WARRANTS - (0%, cost - $8,544)

UNITED STATES -0%
McLeodUSA Inc.                                15,535        3,262


Total investment securities (cost - $45,062,825)       53,987,874

Other assets less liabilities - (6%)                   (2,978,447)

NET ASSETS - 100%                                     $51,009,427

(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Alza Corp. acquired by Johnson & Johnson.
(f) These securities are subject to contractual or legal Restrictions on their sale.

Percentages are based upon the fair value as a percent of net
  Assets as of December 31, 2004.


See notes to financial statements.




ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004


INVESTMENT INCOME:
  Interest                                              $1,107,773
  Dividends                                                810,015
  Other                                                    130,916
     Total investment income                             2,048,704

EXPENSES:
  Management fees                                          775,815
  Margin interest                                           65,611
  Transfer agency fees                                      64,159
  Professional fees                                         57,777
  Director fees                                              9,000
  Custodian fees                                             9,172
  Insurance                                                  3,870
  Clearance fees                                             1,433
  Other                                                      2,674

     Total expenses                                        989,511

NET INVESTMENT INCOME                                    1,059,193

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
& SECURITIES SOLD SHORT:
  Net realized gain on investments and
   securities sold short                                 3,014,109
  Net change in unrealized appreciation of
   investments and securities sold short                 3,902,635

     Net realized and unrealized gain on investments
      And securities sold short                          6,916,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $7,975,937


See notes to financial statements.




ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2004 AND 2003
                                              2004        2003

OPERATIONS:
Net investment income                     $1,059,193    1,073,791
Net realized gain (loss) on investments
 and securities sold short                 3,014,109     (173,825)
Net change in unrealized appreciation
 on investments and securities sold short  3,902,635   14,260,960

Net increase in net assets resulting
 from operations                           7,975,937   15,160,926

DISTRIBUTIONS PAID:
From investment income                    (1,099,999)  (2,915,950)
From net realized gain                             0            0

Net decrease in net assets resulting
 from distributions paid                  (1,099,999)  (2,915,950)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                  6,729,499    2,040,083
Proceeds from shares from
 reinvestment of dividends                 1,091,084    2,903,835
Payments for shares redeemed              (3,578,397)  (2,733,660)

Net increase in net assets resulting
 from capital share transactions           4,242,186    2,210,258

NET INCREASE IN NET ASSETS                11,118,124   14,455,234

NET ASSETS, beginning of period           39,891,303   25,436,069

NET ASSETS, end of period (including
 accumulated undistributed net investment
 income (loss) of $695,339 and
$(384,052), respectively)                $51,009,427  $39,891,303


See notes to financial statements.



ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2004

1.   ORGANIZATION

Zazove Convertible Securities Fund, Inc., a Maryland corporation (the "Fund") is registered under the Investment Company Act of 1940 as a nondiversified investment company that operates as a closed-end interval fund. The Fund's investment objective is to realize long-term growth, current income and the preservation of capital. The Fund pursues this objective primarily through investing in a portfolio of convertible securities. The convertible strategy focuses primarily on opportunities in the United States of America, although the Fund may hold foreign securities. Zazove Associates, L.L.C. is the Fund's investment advisor (the "Investment Advisor"). The Fund initially acquired its portfolio pursuant to a merger whereby Zazove Convertible Fund, L.P., a Delaware limited partnership registered under the Investment Company Act of 1940, was merged into the Fund on January 1, 1999.

2.   SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation-The Fund's financial statements have been prepared using the accrual basis of accounting.

Use of Estimates-The Fund's financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires the Fund's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Securities-Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Securities traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day. If the market for a security exists predominantly through a limited number of market makers, the security is valued by attaining an independent bid and offer from at least two market makers in the security and valuing the security at the mid-point of the quote that, under the circumstances and in the good faith judgment of the Board of Directors, represents the fair value of the security. Securities for which market quotations are not available are valued at a fair value as determined in good faith by the Investment Advisor with the oversight by the Board of Directors pursuant to Board of Directors' approved procedures.

Investment Transactions and Income-Security transactions (including securities sold short) are recorded on the trade date. Realized gains or losses from sales of securities (including securities sold short) are determined on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the effective interest method. Distributions from the Fund are recorded on the ex-distribution date.

3.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 25,000,000 shares of common stock, $0.01 par value. Shareholders are entitled to one vote per share on all corporate issues put to vote of the shareholders, although the Fund does not contemplate holding annual meetings to elect directors or for any other purpose.

Shares may be purchased as of the first business day of each month upon approval of the Board of Directors at the then net asset value per share. All subscription funds received after the first business day of the month will be added to the general funds of the Fund at the beginning of the following month.

On a quarterly basis, the Fund will offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year. This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter. There were no redemption fees imposed during 2004.

In the case of the termination of the Fund, distributions to the shareholders will be made in proportion to their respective share ownership after the payment of all Fund creditors.

Analysis of Changes in Shares

                                                2004        2003
 Shares sold                                   362,979     126,908
 Shares issued from reinvestment of
  Distributions                                 55,161     170,313
 Shares redeemed                              (188,697)   (165,870)

 Net increase                                  229,443     131,351

 Shares outstanding at the beginning
  of year                                    2,252,164   2,120,813

 Shares outstanding at end of year           2,481,607   2,252,164


4.   MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Zazove Associates, L.L.C. has been engaged as the Fund's Investment Advisor pursuant to the terms of an Investment Advisory Agreement.
As Investment Advisor to the Fund, Zazove Associates, L.L.C. will receive management fees based on the following management fee schedule. Management fees are computed and paid on a monthly basis based on the net assets of the Fund as of the beginning of the month.

                                        Net Assets
                                         in Excess
                                      of $20,000,000   Net Assets
                 First $20,000,000        up to       in Excess of
 Net Assets        in Net Assets        $70,000,000    $70,000,000

Annual management
 fee rate               2.00%              1.50%          1.00%

The Fund bears all normal direct costs and expenses of its operations including: management fees; brokerage commissions; custodian fees; transfer agency fees; legal, audit, accounting and tax preparation expenses; applicable state taxes and other operating expenses such as regulatory filing fees and costs for communications with shareholders. The Fund will not incur costs and expenses associated with the offering of shares in the Fund. The custodian fees and transfer agent fees are paid to UMB Bank, N.A.

The overall responsibility for the management and operation of the Fund is vested in the Board of Directors (the "Board"). The Board consists of four directors: Gene T. Pretti,Andrew J. Goodwin III, Jack L. Hansen, and Peter A. Lechman. Each of the three directors who are not affiliated with the Investment Advisor will receive $3,000 annually for their service to the Fund.

Gene T. Pretti, President, and Steven M. Kleiman, Secretary and Treasurer, are the principal officers of the Fund and are responsible for the day-to-day supervision of the business and affairs of the Fund. Steven M. Kleiman is the Fund's
Chief Compliance Officer and is responsible for administering the Fund's compliance policies and procedures. Except for certain actions requiring the approval of the shareholders or the Board of Directors, the principal officers of the Fund have the power and authority to take all actions deemed necessary and appropriate to pursue the Fund's objective.

Shareholders in the Fund will be unable to exercise any management functions. Management of the Fund is vested exclusively with the Board of Directors. There will not be any shareholder vote unless required by the Investment Company Act of 1940.

5.   INCOME TAXES

It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to the Fund's shareholders. Therefore, no provision for federal income taxes has been made.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $2,815,772, of which $217,720 will expire on December 31, 2009, $642,663 will expire on December 31, 2010 and $1,955,389 will expire on December 31, 2011.

At December 31, 2004, the Fund had undistributed ordinary income of $974,695 for tax purposes.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these book tax differences are permanent in nature, such amounts are reclassified among paid-in surplus, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income (loss). Accordingly, at December 31, 2004, reclassifications were recorded to decrease accumulated net investment loss by $1,120,197, increase accumulated net realized loss by $1,221,872 and increase paid-in surplus by $101,675.

For the year ended December 31, 2004, 54.29% of dividends paid from net investment income from the Fund is designated as qualified dividend income.

At December 31, 2004, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

  Cost of investments for tax purposes                 $45,393,135
  Gross tax unrealized appreciation                     $9,652,687
  Gross tax unrealized depreciation                     (1,057,949)
  Net tax unrealized appreciation on investments        $8,594,738

6.   DISTRIBUTIONS TO SHAREHOLDERS
On August 25, 2004, a distribution of $0.45 per share was declared. The dividend was paid on December 1, 2004 to shareholders of record on November 12, 2004.

The tax character of distributions paid during the years ended
December 31, 2004 and 2003 were as follows.

                                            2004           2003
  Distributions paid from ordinary income
   (includes short-term capital gains) $1,099,999 $2,915,950 Distributions paid from long-term
   capital gains                                  0              0
  Total taxable distributions             1,099,999      2,915,950
  Total distributions paid                1,099,999      2,915,950

7.   INVESTMENT TRANSACTIONS

For the ended December 31, 2004, the cost of purchases and proceeds from sales of investments(excluding short-term securities) were $25,443,489 and $20,915,219, respectively. There were no purchases or sales of long-term U.S. government securities.

8.   OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

The Fund may engage in the short sale of securities. Securities sold short, not yet purchased, represent obligations of the Fund that result in off-balance-sheet risk as the ultimate obligation may exceed the amount shown in the accompanying financial statements due to increases in the market values of these securities. These short positions are generally hedged positions against portfolio holdings and, as a result, any increase in the Fund's obligation related to these short positions will generally be offset by gains in the related long convertible positions. At December 31, 2004, the Fund did not hold any short positions.

At December 31, 2004, the Fund's top five industry concentrations
(as a percentage of investment securities at fair value) were as follows:

  Broadcasting & Cable                                        8.6%
  Banks                                                       8.1%
  Diversified financials                                      6.9%
  Health Services                                             6.7%
  Autos                                                       6.2%

Since the Fund does not clear its own investment transactions, it has established an account with a third-party custodian (UMB Bank, N.A.) for this purpose. The resulting concentration of credit risk is mitigated by the custodian's obligation to comply with the rules and regulations of the Securities and Exchange Act of 1934. In addition, the Fund has established an account with a brokerage firm (Bear Stearns Securities Corp.) for the purpose of purchasing securities on margin. At December 31, 2004, the Fund owed the brokerage firm $2,302,478 for securities purchased on margin (reflected as due to brokers in the statement of assets and liabilities). The Fund has pledged sufficient securities as collateral for the margin account held by the custodian. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. Interest is charged on payable balances at a rate equal to the Federal Funds rate (2.3% at December 31, 2004) plus 30 basis points. For the year ended December 31, 2004, margin interest expense was $65,611.
                          * * * * * *
ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
For the Five-Year Period Ended December 31 2004

Per Share/Unit Operating Performance

                           2004    2003    2002    2001    2000
Net Asset Value,
 beginning of year        $17.71  $11.99  $13.62  $14.53  $16.89

Income from investment
 operations:

Net investment income        .44     .50     .49    1.22    0.65
Net realized and
 Unrealized gains or
 losses on investments      2.85    6.58   (1.45)  (0.75)   0.70

Total from investment
 Operations                 3.29    7.08    (.96)   0.47    1.35

Less Distributions

From net investment income (.45)   (1.36)   (.67)  (0.73)  (0.65)
In excess of net
 investment income         (0.00)  (0.00)  (0.00)  (0.00)  (0.39)
From capital gains         (0.00)  (0.00)  (0.00)  (0.65)  (2.67)

Total distributions         (.45)  (1.36)   (.67)  (1.38)  (3.71)

Net Asset Value,
 end of year              $20.55  $17.71  $11.99  $13.62  $14.53


Total return               18.68%  59.66%  (7.29)%  2.76%   7.90%


RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year
$51,009,427  $39,891,303  $25,436,069  $33,923,127  $31,263,140

Ratio of expenses to
 average net assets*       2.04%    2.19%    2.24%  2.12%   2.08%
Ratio of net investment
 income to average net
 assets                    2.34%    3.28%    4.08%  8.22%   3.58%
Portfolio Turnover rate      43%      64%      70%   160%    118%

 (*) Ratio of expenses to average net assets is determined before
     margin interest, which is a cost of capital.   The ratio
     including margin interest is 2.18% and 2.34% for the years ended December 31, 2004 and December 31, 2003, respectively.


PROXY VOTING POLICIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free at
800.217.2978 and (ii) on the Commission's website at http://www.sec.gov.


FUND EXPENSES

A shareholder of the Fund incurs two types of costs: (1) transaction costs, such as redemption fees which may apply to shares held for less than one year, and (2) ongoing costs, including investment advisory fees, transfer agent fees, and other Fund expenses. The examples below are intended to help shareholders understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The following table provides information about actual account values and actual fund expenses for shareholders. The table shows the expenses that a shareholder would have paid on a $1,000 investment in the Fund from July 1, 2004 to December 31, 2004 as well as how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. A shareholder can estimate expenses incurred for the period by dividing the account value at December 31, 2004 by $1,000 and multiplying the results by the number in the Expenses Paid During the Period row as shown below.

Beginning Account Value                     $1,000.00
Ending Account Value                        $1,151.60
Expenses Paid During Period*                $   12.09
Annualized Expense Ratio                         2.25%

Hypothetical Example for Comparison Purposes

The following table provides information about a hypothetical account value and hypothetical expenses for the period July 1, 2004 to December 31, 2004 based upon the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses shareholders paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the third line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transaction costs were included, you costs would have been higher.

Beginning Account Value                     $1,000.00
Ending Account Value                        $1,013.80
Expenses Paid During Period*                $   11.32
Annualized Expense Ratio                         2.25%

*	Expenses are equal to the Fund's annualized expense ratio,
      multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the one-half year period).


DIRECTORS AND OFFICERS
                                                   Number of
Name, address  Positions  Term and    Principal    Portfolios  Other
and Age        held with  Length of   Occupation   in Fund  Director-
               the fund   Time Served Past 5 Years Complex    ships
                                                   Overseen  held by
                                                   by        director
                                                   director

Gene Pretti    Director   Indefinite1 CEO, Sr.           N/A     N/A
940 Southwood
Suite 200      President  11 years2   Portfolio Mngr.
Incline Village,                      Zazove Associates, LLC
Nv 89451                              Since 1989
Age: 44

Steven M.      Secretary  9 years     COO and legal      N/A     N/A
Kleiman        Treasurer              counsel
1033 Skokie                           Zazove Associates, LLC
Blvd Suite 310                        since 1994
Northbrook, IL 60062
Age: 43

Andrew J.      Director   Indefinite  Investment Advisor N/A     N/A
Goodwin, III              11 years2   Optimum Advisors
100 S. Wacker                         Since 1991
Suite 2100
Chicago, IL 60606
Age: 61

Jack L. Hansen  Director  Indefinite  Portfolio Manager   N/A    N/A
309 Clifton Ave.          9 years2    The Clifton Group
Minneapolis, MN 55403                  since 1985
Age: 44

Peter A.       Director   Indefinite Physician          N/A     N/A
Lechman                   11 years2   Northwestern Memorial
914 Wagner Road                        since 1999
Glenview, IL 60025                    Physician Glen Ellyn
Age: 41                                and Wheaton 1998-1999
                                      Physician Lutheran Gen.
                                       1995-1998


1 "Interested person" as defined in the Investment Company Act of
   1940, as amended.
2 Includes time served as Director General Partner with Zazove
  Convertible Fund, L.P., the predecessor to the Fund.




ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

DIRECTORS                      Andrew  J. Goodwin, III
                               Jack L. Hansen
                               Peter A. Lechman
                               Gene T. Pretti

OFFICERS                       Gene T. Pretti
                               Steven M. Kleiman

INVESTMENT ADVISOR             Zazove Associates, LLC
                               940 Southwood Blvd., Suite 200
                               Incline Village, NV  89451

CUSTODIAN                      UMB Bank N.A.
                               928 Grand Avenue
                               Kansas City, MO  64106

INDEPENDENT ACCOUNTANTS        Deloitte & Touche LLP
                               Two Prudential Plaza
                               180 Stetson Avenue
                               Chicago, IL  60601

DIVIDEND-DISBURSING            UMB Fund Services, Inc.
AND TRANSFER AGENT             803 W. Michigan Street, Suite A
                               Milwaukee, WI  53233-2301


Item 2:	Code of Ethics
Registrant has not adopted a Code of Ethics, although it has adopted written Compliance Policies and Procedures designed to prevent violations of the Federal securities laws. Registrant and its investment advisor's principal executive officers are subject to fiduciary duty and other safeguards in their executive officer capacity. In addition, Registrant's executive officers are subject to the Investment Advisor's Code of Ethics adopted in compliance with the Investment Advisers Act of 1940, as amended. Registrant is not a reporting company under the Securities Exchange Act of 1934 and therefore is not required to adopt a Code of Ethics.

Item 3:  Audit Committee Financial Expert
Although Registrant's disinterested directors are sophisticated and financially literate and have the necessary education and experience to be effective directors, no director possesses all of the specified attributes required to qualify as an audit committee financial expert under the rules.

Item 4:  Principal Accountant Fees and Services
(a) Audit Fees for the year ended December 31, 2003  $16,000
    Audit Fees for the year ended December 31, 2004  $22,100

(b) Audit-Related Fees for the year ended December 31, 2003 $0.00 Audit-Related Fees for the year ended December 31, 2004 $0.00

(c) Tax Fees for the year ended December 31, 2003  $13,700
    Tax Fees for the year ended December 31, 2004  $10,300
    The foregoing fees were incurred for professional services rendered by Registrant's principal accountant for tax Compliance and tax return preparation.

(d) All Other Fees for the year ended December 31, 2003  $0.00
    All Other Fees for the year ended December 31, 2004  $0.00

(e) Audit Committee's Procedures (Rule 2-01 of Regulation S-X).
    This Rule is not applicable since Registrant is not a reporting company under the Securities Exchange Act of 1934.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Registrant's accountant for services rendered to Registrant for the years ended
    December 31, 2003 and December 31, 2004 were $13,700 and
    $10,300, respectively.

    The aggregate non-audit fees billed by Registrant's accountant for services rendered to Registrant's investment advisor for for the years ended December 31, 2003 and December 31, 2004 were $6,800 and $7,000, respectively.

(h) Registrant's board of directors was made aware of the fact that Registrant's principal accountant provides tax preparation and audit services for Registrant's investment advisor and for investment partnerships managed by investment advisor.

Item 5:  Audit Committee of Listed Registrants
This item only applies to a registrant that is a listed issuer as defined in Rule 10A-3 under the Exchange Act
(17 CFR 240.10A-3) and is therefore not applicable.

Item 6: Schedule of Investments. This information is included in the Report to Shareholders in Item 1.

Item 7:	Disclosure of Proxy Voting Policies and
Procedures for Closed-End Management Investment Companies.
A copy of Registrant's Proxy Voting Policies and
Procedures are included as an Exhibit hereto.

Item 8: Not yet applicable.

Item 9: Purchases of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.

Month Ending  Total No.   Avg. Price  Total No.    Maximum No.
              Shares      Paid Per    Of Shares    (or approximate
              Purchased   Shares      Purchased    value) of shares
                                      As Part of   that May Yet Be
                                      Publicly     Purchased Under
                                      Announced    the Plans or
                                      Plans or     Programs
                                      Programs

January        -0-                     *             *

February       -0-

March         24,583       $18.59      *             *

April          -0-

May            -0-

June          81,826       $18.25      *             *

July           -0-                     *             *

August         -0-                     *             *

September      36,580      $18.89      *             *

October        -0-                     *             *

November       -0-                     *             *

December       44,722      $20.55      *             *


* On a quarterly basis, it is a basic policy of the Fund to offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year.
This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter.
There were no redemption fees imposed during 2004. It is a basic policy of the Fund to offer on a quarterly basis to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share.
A Shareholder who desires to have Shares redeemed at the close of a calendar quarter must submit a written request by the 17th day of March, June, September or December, as applicable (or the next business day if such day is not a business day). Each such day is referred to as a "Repurchase Request Deadline." The Fund will send a notice to each Shareholder no less than twenty-one and no more than forty-two days before each Repurchase Request Deadline with the details regarding the repurchase offer. If the number of Shares requested by the Shareholders for repurchase exceeds the number of Shares in the repurchase offer, then the Fund may repurchase an additional two percent of the outstanding Shares. If there is still an excess, the Fund will repurchase Shares on a pro rata basis. The Fund has adopted written procedures reasonably designed to ensure that the Fund's portfolio is sufficiently liquid to enable the Fund to fulfill the repurchase requests. The Fund has the right, under certain circumstances, to force the redemption of all or a portion of the Shares held by a Shareholder. The Fund may impose a 2% fee on the repurchase of Shares held for less than one year, which fee is intended to compensate the Fund for expenses related to such redemption. Shares are deemed repurchased by treating the Shares first acquired by a Shareholder as being repurchased prior to Shares acquired by such Shareholder thereafter.


Item 10:  Submission of Matters to a Vote of Security Holders.
No material change.

Item 11: Controls and Procedures
a) Registrant's principal executive officer and principal financial officer have evaluated Registrant's disclosure controls and Procedures within 90 days of this filing and have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c)) were effective as of that date, in ensuring that the information required to be disclosed by Registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis. Registrant's principal executive officer and principal financial officer concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during Registrant's last fiscal half-year (Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, Registrant's internal control over financial reporting.


Item 12:  Exhibits
(a)(1) Not applicable.

(a)(2) The certification required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) of each principal executive officer of Registrant is attached.

(a)(3) Not applicable.

(b) No applicable.